Debt - Summary of Instrument Financing Loans are Used to Finance Cost of Installing Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Beginning Balance	$ 286,972	$ 111,923
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs	361,830	62,391	$ 55,769
Repayments of borrowings	(140,552)	(40,396)	(49,328)
Total changes from financing cash flows	221,278	92,912
Other changes
Reclassification of Unsecured Loan amounts to grant liability in accordance with IAS 20	(3,758)
Total other changes	(206,930)	82,137
Ending Balance	301,320	286,972	$ 111,923
Less: Debt due within one year	(191)	(147,238)
Instrument financing loans excluding current debt	301,129	139,734
Incremental Term Loans
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs	39,000
Repayments of borrowings	(40,000)
Other changes
Loss on extinguishment of debt	1,000
2020 Convertible Notes
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs		70,917
Other changes
Warrants		(32,531)
Change in fair value		102,548
Amortization of debt issuance costs		5,909
2020 Senior Secured Loan
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs	34,125	62,391
Repayments of borrowings	(100,000)
Other changes
Warrants		(407)
Loss on extinguishment of debt	3,170
Amortization of debt issuance costs	366	355
Senior Secured Loans
Changes from financing cash flows
Repayments of borrowings		(40,000)
Other changes
Loss on extinguishment of debt		2,047
Amortization of debt issuance costs		500
Instrument Financing Loans
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs	192
Repayments of borrowings	(552)	(396)
Other changes
Foreign exchange impact	(52)	80
2021 Senior Secured Loan
Changes from financing cash flows
Proceeds from borrowings, net of issuance costs	288,513
Other changes
Warrants	(5,136)
Amortization of debt issuance costs	3,438
2021 Convertible Notes
Other changes
Conversion to equity	(125,652)
Change in fair value	(52,267)
Amortization of debt issuance costs	31,075
Convertible Notes
Other changes
Conversion to equity	(61,980)
Amortization of debt issuance costs	$ 2,866	$ 3,636